Other non-financial liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities	$ 7,310	$ 4,550	$ 6,822
of which: net defined benefit liability	777	485	469
Current tax liabilities	1,630	968	1,071
Deferred tax liabilities	434	266	236
VAT, withholding tax and other tax payables	822	676	592
Deferred Income	828	290	235
Other	970	62	84
Total other non-financial liabilities	11,994	$ 6,811	$ 9,040
Credit Suisse
Other Non-Financial Liabilities [Line Items]
Total other non-financial liabilities	$ 4,383